Funds held for clients (Tables)	12 Months Ended
Sep. 30, 2019
Funds Held For Clients [Abstract]
Disclosure of Funds Held For Clients

	As at September 30, 2019	As at September 30, 2018
	$	$
Cash	187,823	141,151
Long-term bonds (Note 30)	180,289	184,401
	368,112	325,552